Loans and Allowance for Loan Losses (Detail Textuals)	12 Months Ended
	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan participations outstanding balance	$ 11,960,699	$ 11,696,320
Loan participations purchased during period	$ 2,157,442	2,609,280
Loan commitments funded Period	45 days
Troubled debt restructurings, recorded investment	$ 967,042	$ 700,800
Troubled debt restructurings, number of modifications | Loan	3	9
Foreclosed residential real estate properties	$ 0	$ 217,101
Mortgage loans in process of foreclosure, amount	143,634	$ 188,438
Amount reviewed for lending relationships to verify risk ratings	750,000
Amount reviewed for watch list credits to verify risk ratings	$ 250,000
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of real estate loans | Loan	3	3
TDR's defaulted as they were more than 90 days past due	$ 170,123	$ 197,417
Troubled debt restructurings, number of contracts, nonaccrual status | Loan		3
Troubled debt restructurings, recorded investment, nonaccrual status		$ 211,262
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 217,725
Troubled debt restructurings, number of modifications | Loan	1
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	1	2
Troubled debt restructurings, recorded investment, nonaccrual status	$ 3,252	$ 9,314
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment		$ 76,691
Troubled debt restructurings, number of modifications | Loan		5
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	2	1
Troubled debt restructurings, recorded investment, nonaccrual status	$ 76,106	$ 63,183
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment		$ 1,431
Troubled debt restructurings, number of modifications | Loan		1
Troubled debt restructurings, number of contracts, nonaccrual status | Loan		1
Troubled debt restructurings, recorded investment, nonaccrual status		$ 1,431
Purchase price | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Nada Book Value | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	100.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	30.00%
Percentage of applicant's total monthly obligations to total monthly income	43.00%
Maximum | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	60 months
Maximum | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Loan to value ratios	95.00%
One-to-four family residential | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 40,395	$ 98,246
Troubled debt restructurings, number of modifications | Loan	1	1
One-to-four family residential | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
One-to-four family residential | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Origination of loan for resale to secondary market fixed rate period	15 years
Loan to value ratios	80.00%
One-to-four family residential | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
Commercial and Agricultural Real Estate Loans | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	75.00%
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Loan value that requires written appraisals from licensed or certified appraisers	$ 250,000
Commercial and Agricultural Real Estate Loans | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	5 years
Commercial | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 708,922	$ 524,432
Troubled debt restructurings, number of modifications | Loan	1	2
Troubled debt restructurings, number of real estate loans | Loan		1
TDR's defaulted as they were more than 90 days past due		$ 766,840
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	1	1
Troubled debt restructurings, recorded investment, nonaccrual status	$ 708,922	$ 30,021
Officers' loan committee | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	750,000
Directors' loan committee | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 1,000,000